Portfolio of Investments
Columbia Emerging Markets Bond Fund, May 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Corporate Bonds & Notes(a) 14.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Brazil 1.0%
Light Servicos de Eletricidade SA/Energia SA(b)
05/03/2023	7.250%	3,900,000	3,969,865
China 2.7%
Lenovo Perpetual Securities Ltd.(b),(c)
12/31/2049	5.375%	6,050,000	5,577,731
Studio City Co., Ltd.(b)
11/30/2021	7.250%	896,000	926,384
Tencent Holdings Ltd.(b)
01/19/2028	3.595%	3,750,000	3,710,498
04/11/2049	4.525%	640,000	676,209
Total			10,890,822
Colombia 1.4%
Banco de Bogota SA(b)
Subordinated
05/12/2026	6.250%	905,000	983,835
Gran Tierra Energy International Holdings Ltd.(b)
02/15/2025	6.250%	3,300,000	3,127,790
Millicom International Cellular SA(b)
03/25/2029	6.250%	1,400,000	1,466,604
Total			5,578,229
Ghana 0.5%
Tullow Oil PLC(b)
03/01/2025	7.000%	2,000,000	2,000,912
Guatemala 0.2%
Energuate Trust(b)
05/03/2027	5.875%	950,000	952,765
India 0.3%
Delhi International Airport Ltd.(b),(d)
06/04/2029	6.450%	1,210,000	1,233,251
Indonesia 1.0%
Geo Coal International Pte Ltd.(b)
10/04/2022	8.000%	2,207,000	1,891,116
Star Energy Geothermal Wayang Windu Ltd.(b)
04/24/2033	6.750%	2,011,800	1,979,549
Total			3,870,665
Malaysia 0.4%
Press Metal Labuan Ltd.(b)
10/30/2022	4.800%	1,467,000	1,434,405
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Mexico 2.8%
Banco Mercantil del Norte SA(b),(c)
Subordinated
10/04/2031	5.750%		2,000,000	1,956,606
Cemex SAB de CV(b)
05/05/2025	6.125%		1,900,000	1,962,894
Elementia SAB de CV(b)
01/15/2025	5.500%		1,800,000	1,757,986
Grupo Televisa SAB
05/14/2043	7.250%	MXN	59,800,000	2,041,745
Unifin Financiera SAB de CV SOFOM ENR(b)
01/15/2025	7.000%		3,400,000	3,192,080
Total				10,911,311
Peru 0.6%
Inretail Pharma SA(b)
05/02/2023	5.375%		2,400,000	2,507,066
Singapore 0.2%
Golden Legacy Pte Ltd.(b)
03/27/2024	6.875%		255,000	254,057
Medco Oak Tree Pte Ltd.(b)
05/14/2026	7.375%		600,000	587,734
Total				841,791
South Africa 1.7%
Liquid Telecommunications Financing PLC(b)
07/13/2022	8.500%		4,500,000	4,377,172
Sasol Financing USA LLC
03/27/2024	5.875%		2,113,000	2,235,683
Total				6,612,855
United Kingdom 0.5%
Vedanta Resources Finance II PLC(b)
04/23/2026	9.250%		2,000,000	1,940,918
United States 0.2%
Gran Tierra Energy, Inc.(b)
05/23/2027	7.750%		900,000	878,417
Virgin Islands 1.2%
Gold Fields Orogen Holdings BVI Ltd.(b)
05/15/2024	5.125%		1,200,000	1,222,582
Columbia Emerging Markets Bond Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Emerging Markets Bond Fund, May 31, 2019 (Unaudited)
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Studio City Finance Ltd.(b)
02/11/2024	7.250%	3,500,000	3,614,425
Total			4,837,007
Total Corporate Bonds & Notes (Cost $61,794,373)			58,460,279

Foreign Government Obligations(a),(e) 74.4%

Angola 1.0%
Angolan Government International Bond(b)
05/09/2028	8.250%	3,900,000	3,929,008
Argentina 5.9%
Argentine Republic Government International Bond
01/11/2023	4.625%	16,014,000	11,908,171
01/11/2028	5.875%	2,650,000	1,833,622
07/06/2036	7.125%	3,750,000	2,581,155
01/11/2048	6.875%	2,800,000	1,876,580
Argentine Republic Government International Bond(c)
12/31/2033	8.280%	4,065,910	2,993,868
Provincia de Buenos Aires(b)
06/15/2027	7.875%	3,265,000	2,291,566
Total			23,484,962
Bahrain 0.5%
Bahrain Government International Bond(b)
10/12/2028	7.000%	1,771,000	1,869,884
Belarus 1.3%
Republic of Belarus International Bond(b)
06/29/2027	7.625%	2,500,000	2,708,525
02/28/2030	6.200%	2,600,000	2,606,508
Total			5,315,033
Brazil 4.8%
Brazilian Government International Bond
01/07/2041	5.625%	7,000,000	7,109,732
01/27/2045	5.000%	3,000,000	2,788,863
Petrobras Global Finance BV
01/17/2027	7.375%	3,731,000	4,187,771
01/27/2028	5.999%	4,682,000	4,813,869
Total			18,900,235
China 4.5%
Sinopec Group Overseas Development 2013 Ltd.(b)
10/17/2023	4.375%	2,900,000	3,068,742
Sinopec Group Overseas Development 2018 Ltd.(b)
09/12/2025	4.125%	1,900,000	2,003,588
State Grid Overseas Investment 2016 Ltd.(b)
05/04/2027	3.500%	1,950,000	1,976,183
Foreign Government Obligations(a),(e) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Syngenta Finance NV(b)
04/24/2028	5.182%		10,600,000	10,677,465
Total				17,725,978
Costa Rica 0.3%
Costa Rica Government International Bond(b)
03/12/2045	7.158%		1,400,000	1,351,574
Croatia 0.8%
Croatia Government International Bond(b)
01/26/2024	6.000%		1,617,000	1,817,954
Hrvatska Elektroprivreda(b)
10/23/2022	5.875%		1,290,000	1,384,938
Total				3,202,892
Dominican Republic 6.6%
Banco de Reservas de la Republica Dominicana(b)
Subordinated
02/01/2023	7.000%		1,588,000	1,631,969
Dominican Republic Bond(b)
02/05/2027	11.250%	DOP	197,000,000	4,256,498
Dominican Republic International Bond(b)
01/08/2021	14.000%	DOP	126,499,000	2,660,886
03/04/2022	10.375%	DOP	100,000,000	2,052,479
02/15/2023	8.900%	DOP	40,000,000	777,900
01/25/2027	5.950%		3,820,000	4,027,567
04/30/2044	7.450%		6,000,000	6,718,956
Dominican Republic International Bond(b),(d)
06/05/2026	9.750%	DOP	167,450,000	3,292,371
06/05/2049	6.400%		604,000	600,338
Total				26,018,964
Ecuador 1.2%
Ecuador Government International Bond(b)
12/13/2026	9.650%		3,500,000	3,686,431
Petroamazonas EP(b)
11/06/2020	4.625%		1,200,000	1,166,418
Total				4,852,849
Egypt 1.7%
Egypt Government International Bond(b)
04/30/2040	6.875%		2,400,000	2,147,863
01/31/2047	8.500%		2,400,000	2,361,394
02/21/2048	7.903%		2,500,000	2,344,095
Total				6,853,352

2	Columbia Emerging Markets Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Emerging Markets Bond Fund, May 31, 2019 (Unaudited)
Foreign Government Obligations(a),(e) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Ghana 0.4%
Ghana Government International Bond(b)
03/26/2027	7.875%		484,000	484,591
03/26/2032	8.125%		645,000	619,155
03/26/2051	8.950%		645,000	614,587
Total				1,718,333
Honduras 0.6%
Honduras Government International Bond(b)
01/19/2027	6.250%		2,392,000	2,521,869
Indonesia 4.6%
Indonesia Government International Bond(b)
01/15/2045	5.125%		4,100,000	4,436,622
PT Indonesia Asahan Aluminium Persero(b)
11/15/2028	6.530%		2,000,000	2,275,676
PT Pertamina Persero(b)
05/03/2042	6.000%		3,950,000	4,292,528
Saka Energi Indonesia PT(b)
05/05/2024	4.450%		7,350,000	7,287,628
Total				18,292,454
Ivory Coast 1.4%
Ivory Coast Government International Bond(b)
03/03/2028	6.375%		2,997,000	2,818,136
03/22/2048	6.625%	EUR	2,698,000	2,751,563
Total				5,569,699
Kazakhstan 2.4%
Kazakhstan Temir Zholy National Co. JSC(b)
11/17/2027	4.850%		4,300,000	4,488,740
KazMunayGas National Co. JSC(b)
04/24/2030	5.375%		4,600,000	4,971,786
Total				9,460,526
Mexico 4.6%
Petroleos Mexicanos
11/12/2026	7.470%	MXN	50,100,000	2,061,718
03/13/2027	6.500%		5,340,000	5,384,642
06/02/2041	6.500%		3,753,000	3,394,788
01/23/2045	6.375%		5,300,000	4,675,220
09/21/2047	6.750%		3,000,000	2,716,689
Total				18,233,057
Mongolia 0.5%
Mongolia Government International Bond(b)
05/01/2023	5.625%		2,000,000	1,980,454
Foreign Government Obligations(a),(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Morocco 1.0%
OCP SA(b)
04/25/2024	5.625%	1,800,000	1,931,044
04/25/2044	6.875%	1,850,000	2,077,766
Total			4,008,810
Netherlands 0.7%
Kazakhstan Temir Zholy Finance BV(b)
07/10/2042	6.950%	1,800,000	2,159,979
Petrobras Global Finance BV
03/19/2049	6.900%	557,000	555,840
Syngenta Finance NV(b)
04/24/2028	5.182%	250,000	251,827
Total			2,967,646
Nigeria 2.3%
Nigeria Government International Bond(b)
11/21/2025	7.625%	2,600,000	2,726,339
01/21/2031	8.747%	1,600,000	1,685,115
02/16/2032	7.875%	4,600,000	4,521,115
Total			8,932,569
Oman 2.6%
Oman Government International Bond(b)
01/17/2028	5.625%	4,740,000	4,323,392
01/17/2048	6.750%	5,010,000	4,254,316
Oman Sovereign Sukuk SAOC(b)
10/31/2025	5.932%	1,839,000	1,836,247
Total			10,413,955
Pakistan 0.4%
Pakistan Government International Bond(b)
03/31/2036	7.875%	1,600,000	1,559,225
Paraguay 0.8%
Paraguay Government International Bond(b)
08/11/2044	6.100%	2,900,000	3,284,372
Qatar 3.0%
Qatar Government International Bond(b)
03/14/2029	4.000%	1,900,000	2,005,129
04/23/2048	5.103%	1,400,000	1,606,123
03/14/2049	4.817%	7,400,000	8,171,724
Total			11,782,976
Russian Federation 1.3%
Gazprom Neft OAO Via GPN Capital SA(b)
09/19/2022	4.375%	1,629,000	1,646,267

Columbia Emerging Markets Bond Fund | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Columbia Emerging Markets Bond Fund, May 31, 2019 (Unaudited)
Foreign Government Obligations(a),(e) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Gazprom OAO Via Gaz Capital SA(b)
03/07/2022	6.510%		500,000	536,383
08/16/2037	7.288%		2,629,000	3,149,724
Total				5,332,374
Saudi Arabia 3.8%
Saudi Arabian Oil Co.(b)
04/16/2049	4.375%		8,054,000	7,886,259
Saudi Government International Bond(b)
04/16/2029	4.375%		6,781,000	7,177,553
Total				15,063,812
Senegal 1.2%
Senegal Government International Bond(b)
07/30/2024	6.250%		446,000	461,841
05/23/2033	6.250%		4,692,000	4,279,728
Total				4,741,569
South Africa 3.9%
Eskom Holdings SOC Ltd.(b)
01/26/2021	5.750%		4,600,000	4,593,316
Republic of South Africa Government Bond
12/21/2026	10.500%	ZAR	74,000,000	5,649,833
Republic of South Africa Government International Bond
06/22/2030	5.875%		4,900,000	5,072,353
Total				15,315,502
Sri Lanka 2.2%
Sri Lanka Government International Bond(b)
04/18/2023	5.750%		1,300,000	1,262,972
05/11/2027	6.200%		4,742,000	4,359,544
04/18/2028	6.750%		3,291,000	3,091,799
Total				8,714,315
Trinidad and Tobago 1.0%
Petroleum Co. of Trinidad & Tobago Ltd.(b)
08/14/2019	9.750%		4,014,000	3,979,355
Turkey 3.4%
Turkey Government International Bond
03/25/2027	6.000%		6,400,000	5,760,947
04/26/2029	7.625%		2,000,000	1,954,604
05/30/2040	6.750%		2,473,000	2,174,056
02/17/2045	6.625%		4,000,000	3,423,388
Total				13,312,995
Foreign Government Obligations(a),(e) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Ukraine 1.5%
Ukraine Government International Bond(b)
02/01/2024	8.994%		1,700,000	1,712,546
09/01/2024	7.750%		900,000	862,943
09/01/2026	7.750%		855,000	806,555
09/25/2032	7.375%		2,300,000	2,045,424
Ukraine Railways Via Shortline PLC(b)
09/15/2021	9.875%		630,000	631,606
Total				6,059,074
United Arab Emirates 0.5%
Abu Dhabi Government International Bond(b)
10/11/2027	3.125%		2,100,000	2,127,819
Venezuela 1.7%
Petroleos de Venezuela SA(b),(f)
05/16/2024	0.000%		22,627,059	4,525,412
Venezuela Government International Bond(b),(f)
10/13/2024	0.000%		7,500,000	2,137,500
Total				6,662,912
Total Foreign Government Obligations (Cost $305,022,933)				295,540,403

Treasury Bills 2.8%
Issuer	Effective Yield		Principal Amount ($)	Value ($)
Argentina 1.4%
Argentina Treasury Bill
09/27/2019	5.340%		5,889,000	5,788,222
Nigeria 1.4%
Nigeria OMO Bill
02/20/2020	12.790%	NGN	1,503,000,000	3,825,588
Nigeria Treasury Bill
01/16/2020	12.580%	NGN	668,000,000	1,721,664
Total				5,547,252
Total Treasury Bills (Cost $11,224,775)				11,335,474

4	Columbia Emerging Markets Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Emerging Markets Bond Fund, May 31, 2019 (Unaudited)
Money Market Funds 4.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.497%(g),(h)	16,961,798	16,960,102
Total Money Market Funds (Cost $16,960,118)		16,960,102
Total Investments in Securities (Cost $395,002,199)		382,296,258
Other Assets & Liabilities, Net		15,127,750
Net Assets		$397,424,008
At May 31, 2019, securities and/or cash totaling $262,970 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
86,112,000 ZAR	5,925,412 USD	HSBC	06/27/2019	30,960	—
85,722,033 MXN	4,444,642 USD	Morgan Stanley	06/27/2019	88,998	—
3,687,000 EUR	4,130,067 USD	UBS	06/27/2019	2,795	—
Total				122,753	—

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Ultra Treasury Bond	87	09/2019	USD	15,292,969	647,411	—

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury Ultra 10-Year Note	(44)	09/2019	USD	(6,008,063)	—	(134,532)
Notes to Portfolio of Investments
(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(b)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At May 31, 2019, the total value of these securities amounted to $266,805,545, which represents 67.13% of total net assets.
(c)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of May 31, 2019.
(d)	Represents a security purchased on a when-issued basis.
(e)	Principal and interest may not be guaranteed by the government.
(f)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At May 31, 2019, the total value of these securities amounted to $6,662,912, which represents 1.68% of total net assets.
(g)	The rate shown is the seven-day current annualized yield at May 31, 2019.
Columbia Emerging Markets Bond Fund | Quarterly Report 2019	5

Portfolio of Investments   (continued)
Columbia Emerging Markets Bond Fund, May 31, 2019 (Unaudited)
Notes to Portfolio of Investments  (continued)
(h)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.497%
	19,453,714	176,950,799	(179,442,715)	16,961,798	—	(17)	421,691	16,960,102
Currency Legend
DOP	Dominican Republic Peso
EUR	Euro
MXN	Mexican Peso
NGN	Nigerian Naira
USD	US Dollar
ZAR	South African Rand
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss
6	Columbia Emerging Markets Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Emerging Markets Bond Fund, May 31, 2019 (Unaudited)
Fair value measurements  (continued)
additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Corporate Bonds & Notes	—	58,460,279	—	—	58,460,279
Foreign Government Obligations	—	295,540,403	—	—	295,540,403
Treasury Bills	—	11,335,474	—	—	11,335,474
Money Market Funds	—	—	—	16,960,102	16,960,102
Total Investments in Securities	—	365,336,156	—	16,960,102	382,296,258
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	122,753	—	—	122,753
Futures Contracts	647,411	—	—	—	647,411
Liability
Futures Contracts	(134,532)	—	—	—	(134,532)
Total	512,879	365,458,909	—	16,960,102	382,931,890
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
Columbia Emerging Markets Bond Fund | Quarterly Report 2019	7